Discontinued Operations (Tables)	12 Months Ended
Dec. 02, 2012
Discontinued Operations
Schedule of operating results of the discontinued operations

The operating results of the discontinued operations in total are summarized below (in thousands):

	December 2, 2012	November 27, 2011	November 28, 2010
Net sales	$—	$—	$101,105
Loss before income taxes(a)	(769)	(2,116)	(36,679)
Income tax provision (benefit)	—	(135)	(679)

Loss from operations of discontinued operations	(769)	(1,981)	(36,000)
Loss on disposition of business	(1,193)	(2,251)	(2,399)

Loss from discontinued operations	$(1,962)	$(4,232)	$(38,399)

(a)
Loss before income taxes for fiscal 2010 includes a $23.0 million impairment charge related to the assets of the Company's European manufacturing operations.